Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Information of Offsetting of Financial Assets and Financial Liabilities

The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2014 and 2015. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

				Amounts not offset on the balance sheet (3)
	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)	Financial instruments (4)	Cash collateral	Net amounts
	(in billions of yen)
2014
Assets (1):
Derivatives	9,880	—	9,880	(8,702)	(406)	772
Receivables under resale agreements	8,236	—	8,236	(8,200)	—	36
Receivables under securities borrowing transactions	4,990	—	4,990	(4,978)	—	12

Total	23,106	—	23,106	(21,880)	(406)	820

Liabilities (1):
Derivatives	9,648	—	9,648	(8,621)	(431)	596
Payables under repurchase agreements	16,690	—	16,690	(16,667)	—	23
Payables under securities lending transactions	6,085	—	6,085	(6,082)	—	3

Total	32,423	—	32,423	(31,370)	(431)	622

2015
Assets (1):
Derivatives	12,679	—	12,679	(10,845)	(662)	1,172
Receivables under resale agreements	8,506	—	8,506	(8,462)	—	44
Receivables under securities borrowing transactions	4,007	—	4,007	(3,996)	—	11

Total	25,192	—	25,192	(23,303)	(662)	1,227

Liabilities (1):
Derivatives	12,306	—	12,306	(10,706)	(561)	1,039
Payables under repurchase agreements	19,494	—	19,494	(19,378)	—	116
Payables under securities lending transactions	2,246	—	2,246	(2,242)	—	4

Total	34,046	—	34,046	(32,326)	(561)	1,159

Notes:

(1)	Amounts relating to master netting arrangements or similar agreements where the Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.